Other gains/(losses), net	12 Months Ended
Dec. 31, 2023
Other gains/(losses), net
Other gains/(losses), net
21	Other gains/(losses), net

	For the years ended December 31,
	2021	2022	2023
Net exchange gain/(loss)	622	(3,183)	(1,222)
Forfeiture of advances from customers (Note (i))	1,654	1,552	1,933
Government subsidy income (Note (ii))	3,281	4,458	1,277
Fair value (losses)/gains on short-term investments	(316)	(2,368)	566
Fair value gain on long-term investment	—	—	179
Impairment on long-term investments	(4,038)	(10,805)	(1,034)
Fair value change in contingent consideration payable	418	(8,396)	—
ADR reimbursement from depositary bank	410	(169)	—
Others	172	(254)	343
Total	2,203	(19,165)	2,042

Note:

(i)	The forfeited advances from customers are recognized as other gains when the contractual obligation of iClick Cayman to provide the agreed services no longer existed legally due to passage of time.
(ii)	Government subsidy income mainly includes an additional 10% VAT super-credit subsidy from the PRC government to offset against VAT payable for the period from April 1, 2019 to December 31, 2023.